Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001475841
Registrant Name	National Bank Holdings Corp
Registration File Number	333-293219
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A